THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295

May 27, 2010

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

We are responding to your comments received on Tuesday, May 25, 2010 in respect of preliminary Schedule 14A filed by Unified Series Trust (the “Trust”) on behalf of its series, 3 to 1 Diversified Equity Fund and 3 to 1 Strategic Income Fund (collectively, the “3 to 1 Funds”). Our responses to your comments are set forth below.

Comment:  Please provide a copy of the proxy card.

Response:  As requested we have included a copy of the proxy card with this filing, attached hereto as Exhibit A.  We apologize for the omission in the previous filing.

Comment:  Please revise the proxy to state that each share is entitled to one vote.

Response:  We have revised the proxy to include the requested statement in the second paragraph of the proxy statement.

Also, as we discussed, we have updated the description of the factors considered by the Board of Trustees to include those factors considered by the Trustees at the quarterly Board meeting in May.  We trust that our responses satisfactorily resolve the issues raised by the Staff.  If not, please let us know and we will revise promptly.

We are so pleased to be working with you again. If you have any questions, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren

EXHIBIT A

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

Proxy Card	3 to 1 STRATEGIC INCOME FUND 3 to 1 DIVERSIFIED EQUITY FUND each a series of Unified Series Trust SPECIAL MEETING OF SHAREHOLDERS — JULY 9, 2010	Proxy Card

The undersigned hereby constitutes and appoints John C. Swhear, Stacey Havens, and Tara R. Pierson, their designees or any one of them, with power of substitution and re-substitution, as proxies to appear and vote all of the shares of beneficial interest in the name of the undersigned on the record date of the Special Meeting of shareholders of the 3 to 1 Strategic Income Fund and the 3 to 1 Diversified Equity Fund (collectively, the “3 to 1 Funds”), each a series of Unified Series Trust (the “Trust”), or at any adjournment thereof; and the undersigned hereby instructs said proxies to vote as indicated on this proxy card. The undersigned hereby revokes any prior proxy to vote at such Special Meeting, and hereby ratifies and confirms all that said attorneys and proxies, or any of them, may lawfully do by virtue thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST'S BOARD OF TRUSTEES.

PLEASE VOTE, SIGN AND DATE THIS VOTING INSTRUCTION AND RETURN IT IN THE ENCLOSED ENVELOPE.

THESE VOTING INSTRUCTIONS WILL BE VOTED AS SPECIFIED.  IF NO SPECIFICATION IS MADE, THIS VOTING INSTRUCTION WILL BE VOTED "FOR" THE PROPOSAL.

To  obtain  directions  to  attend  the  Special  Meeting,  please  call  1-866-616-4884.

Date

Signature (Sign in the Box)

Please  sign  exactly  as  your  name(s)  appear(s)  hereon.  When  signing  as attorney,  executor,  administrator,  or  other  fiduciary,  please  give  full  title  as such.  Joint  owners  should  each  sign  personally. All  holders  must  sign.  If a  corporation  or  partnership,  please  sign  in  full  corporate  or  partnership name  by  authorized  officer.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Notice of Special Meeting of Shareholders and Proxy Statement is available at www.proxyvote.com.

Your vote is important - please vote your shares promptly.

  Please  fill  in  box(es)  as  shown  using  black  or  blue  ink  or  number  2  pencil.  ☒
 PLEASE DO NOT USE FINE POINT PENS.

The Board of Trustees recommends you vote FOR the following proposal:		FOR	AGAINST	ABSTAIN
1.	To approve an Investment Advisory Agreement between Envestnet Asset Management, Inc. and the Trust on behalf of the Funds.	□	□	□
2.	To transact such other business as may properly come before the Special Meeting or any adjournments thereof.	□	□	□

IMPORTANT

IN ORDER TO AVOID THE DELAY AND EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR BALLOT AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. PLEASE SIGN AND DATE BELOW BEFORE MAILING.